CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Share capital	Share premium	Treasury shares	Retained (losses)	Translation differences	Hedge accounting effects	Share-based compensation
Equity	$ 207,020	$ 49	$ 619,461	$ (19,319)	$ (127,070)	$ (271,273)	$ (8,872)	$ 14,044
Total comprehensive (loss)/income	(84,810)
PROFIT/(LOSS) FOR THE YEAR	(46,880)				(46,880)
Other comprehensive (loss)/income	(37,930)				(46,880)	(9,442)	(28,488)
Stock-based compensation	3,832							3,832
Shares delivered			(5,842)					(2,493)
Aquisition of treasury shares	(1,328)			1,328
Monetary correction caused by hyperinflation	(5,038)				(5,038)
Equity	119,676	49	613,619	(12,312)	(178,988)	(280,715)	(37,360)	15,383
Total comprehensive (loss)/income	(137,417)				(92,951)	(40,533)	(3,933)
PROFIT/(LOSS) FOR THE YEAR	(92,951)				(92,951)
Other comprehensive (loss)/income	(44,466)					(40,533)	(3,933)
Stock-based compensation	7,054							7,054
Shares delivered			3,440	498				(3,938)
Aquisition of treasury shares	(878)			878
Monetary correction caused by hyperinflation	(1,310)				(1,310)
Equity	(12,875)	49	617,059	(12,692)	(273,249)	(321,248)	(41,293)	18,499
Total comprehensive (loss)/income	(332,779)				(295,577)	(33,904)	(3,298)
PROFIT/(LOSS) FOR THE YEAR	(295,577)				(295,577)
Other comprehensive (loss)/income	(37,202)					(33,904)	(3,298)
Stock-based compensation	(758)							(758)
Shares delivered			1,100	0				(1,100)
Monetary correction caused by hyperinflation	(2,456)				(2,456)
Equity	$ (348,867)	$ 49	$ 618,159	$ (12,692)	$ (571,282)	$ (355,152)	$ (44,591)	$ 16,641